Non-financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Intangible Assets	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2024
Opening net book amount	134,453	1,618	427,779	13,333	577,183
Additions	—	37	—	—	37
Exchange differences	—	1	—	—	1
Amortization charge	—	(30)	—	(1,455)	(1,485)
Closing net book amount	134,453	1,626	427,779	11,878	575,736

As of June 30, 2024
Cost	134,453	3,032	489,698	24,000	651,183
Accumulated amortization	—	(1,406)	—	(12,122)	(13,528)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,626	427,779	11,878	575,736

Six Months Ended December 31, 2024
Opening net book amount	134,453	1,626	427,779	11,878	575,736
Additions	—	50	—	—	50
Reclassification(1)	—	—	(102,698)	102,698	—
Exchange differences	—	—	—	—	—
Amortization charge	—	(12)	—	(895)	(907)
Closing net book amount	134,453	1,664	325,081	113,681	574,879

As of December 31, 2024
Cost	134,453	3,054	387,000	126,697	651,204
Accumulated amortization	—	(1,390)	—	(13,016)	(14,406)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,664	325,081	113,681	574,879
(1)     The Group reclassified $102.7 million from in-process research and development ("IPRD") acquired to current marketed products upon receiving FDA approval for RYONCIL for the treatment of pediatric SR-aGVHD in December 2024. As a result of this reclassification, the asset is now being amortized on a straight line basis over its useful life through to expected patent expiry which is 22 years.

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	—	102,698
	325,081	427,779
(1)Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)Includes the treatment of SR-aGVHD and Crohn’s disease. In December 2024, the carrying value of in-process research and development acquired relating to MSC products was reclassified to currently marketed products on FDA approval of RYONCIL for the treatment of pediatric SR-aGVHD in December 2024.
Summary of Provisions

		As of December 31, 2024			As of June 30, 2024
(in U.S. dollars, in thousands)	Notes	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration(1)		20,625	10,570	31,195	16,298	10,594	26,892
Employee benefits		3,192	11	3,203	7,436	26	7,462
Provision for license agreements		3,750	—	3,750	3,750	—	3,750
Provision for litigation settlements	13	—	—	—	17,554	—	17,554
		27,567	10,581	38,148	45,038	10,620	55,658
(1) The classification of contingent consideration as current represents the expected payments within the next 12 months based on current development timelines. In January 2025, as discussed in Note 11, we issued 10,228,239 ordinary shares to Osiris as payment for a $20.0 million milestone following the FDA approval of RYONCIL in the United States.
Summary of Deferred Tax Balances	Deferred tax balances

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	79,301	74,602
Other temporary differences	8,292	13,143
Total deferred tax assets	87,593	87,745

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	87,593	87,745
Total deferred tax liabilities	87,593	87,745
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities	Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2023	76,020	11,972	(87,992)	—
Charged/(credited) to:
- profit or loss	(1,227)	1,171	247	191
- directly to equity	(191)	—	—	(191)
As of June 30, 2024	74,602	13,143	(87,745)	—
Charged/(credited) to:
- profit or loss	4,487	(4,851)	152	(212)
- directly to equity	212	—	—	212
As of December 31, 2024	79,301	8,292	(87,593)	—
(1)Deferred tax assets are netted against deferred tax liabilities

Summary of Inventories

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Current Assets
Raw materials	946	—
Work in progress	—	—
Finished goods	23,248	—
	24,194	—